Mergers, Acquisitions and Divestitures (Details) $ in Millions					12 Months Ended
	Oct. 27, 2025 USD ($) shares	Oct. 26, 2025 Rate	May 28, 2025 USD ($) shares	Dec. 09, 2021 USD ($)	Dec. 31, 2025 USD ($) Acquisition Customer	Dec. 31, 2024 USD ($) Acquisition Customer	Dec. 31, 2023 USD ($)	Feb. 02, 2024 USD ($)
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Number of acquisitions | Acquisition					18	13
Consideration transferred					$ 83	$ 417
Consideration funded					81	415
Assets					107
Liabilities					36
Consideration funded					12
Goodwill from acquisitions					$ 12	$ 1
Number of assets acquired from business combination | Acquisition					8	7
Interest income					$ 90	$ 94	$ 73
Disposal Group, Disposed of by Sale | Homeowner Services Group
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Consideration				$ 1,275
Proceeds from divestiture of businesses				480
Contingent consideration receivable				75				$ 75
Interest income					$ 80	77	50
Disposal Group, Disposed of by Sale | Homeowner Services Group | Secured Seller Promissory Note
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Debt instrument, face amount				$ 720				$ 795
Interest rate				7.00%				10.00%
New Jersey American Water
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Assets						426
Liabilities						$ 10
Operating Segments | Regulated Business
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Number of acquisitions | Acquisition					6	1
Goodwill from acquisitions					$ 12	$ 1
Interest income					$ 5	$ 17	$ 28
Water and Wastewater Services
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Number of customers in service | Customer					20,900
Number of customers | Customer						69,500
Essential Utilities, Inc.
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Merger transaction, share exchange ratio | Rate		30.50%
Merger related costs					$ 13
Audubon Water Company
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Total consideration for business combination			$ 7
Number of shares issued in business combination (in shares) | shares			48,381
Appalachian Utilities, Inc.
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Total consideration for business combination	$ 4
Number of shares issued in business combination (in shares) | shares	25,159